Reconciliation of The Bank of New York Mellon Corporation 401(k) Savings Plan Financial Statements to Form 5500 - Reconciliation of Benefits Paid to Participants (Details) - EBP 004 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Benefits paid to participants	$ 1,069,656,802	$ 926,353,132
Less: Benefit claims payable – prior year	3,178,527	2,587,636
Add: Benefit claims payable – current year	3,680,152	3,178,527
Benefits paid to participants per Form 5500	$ 1,070,158,427	$ 926,944,023